Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended		18 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended
	Jan. 13, 2025	May 21, 2024	Jan. 31, 2025	Jul. 31, 2024	Mar. 31, 2025	Apr. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Nov. 30, 2024	Jan. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	May 31, 2025	Jul. 31, 2025	Mar. 31, 2026	Apr. 30, 2026	Sep. 30, 2025	Nov. 30, 2025	Jan. 31, 2026	Mar. 31, 2026	Apr. 30, 2026
Genter Capital Dividend Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,493		$ 10,547	$ 10,088		$ 10,858			$ 11,554		$ 11,810			$ 12,767	$ 13,261
Genter Capital International Dividend ETF
Account Value [Line Items]
Accumulated Value	10,000		10,393		11,064	11,341		12,100			12,905		13,813			14,442	15,195
Genter Capital Taxable Quality Intermediate ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,278			$ 10,517		$ 10,412	$ 10,405		$ 10,593		$ 10,649	$ 10,770			$ 10,949	$ 11,065	$ 11,092	$ 11,065	$ 11,102
Genter Capital Municipal Quality Intermediate ETF
Account Value [Line Items]
Accumulated Value		10,000		10,174			10,346		10,331	10,333		10,364		10,403	10,519			10,705	10,765	10,878	10,799	10,890
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		10,365		9,653	9,588		10,710			11,338		11,887			11,372	12,565
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		10,543		10,292	9,978		10,681			11,489		11,679			11,924	12,897
MSCI EAFE Value index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,635		$ 11,308	$ 11,784		$ 12,498			$ 13,433		$ 14,493			$ 14,806	$ 15,725
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,294			10,582		10,428	10,312		10,543		10,508	10,643			10,887	11,023	11,018	11,002	11,014
Bloomberg Intermediate US Gov/Credit Index
Account Value [Line Items]
Accumulated Value		10,000		10,257			10,488		10,384	10,378		10,570		10,633	10,731			10,908	11,029	11,047	11,036	11,059
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,151			10,332		10,358	10,258		10,184		10,109	10,151			10,476	10,631	10,740	10,621	10,743
Bloomberg Municipal Bond 5 Year Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,131			$ 10,334		$ 10,303	$ 10,292		$ 10,320		$ 10,364	$ 10,549			$ 10,688	$ 10,711	$ 10,846	$ 10,742	$ 10,786